-------------------------------------------------------------
          -------------------------------------------------------------

                                       The
                                     ORBITEX

                                  Cash Reserves
                                      Fund

          -------------------------------------------------------------
          -------------------------------------------------------------






                               Semi-Annual Report

                                  June 30, 2001
                                   (Unaudited)

================================================================================
                                                                         ORBITEX
                                                                  GROUP OF FUNDS



Dear Shareholder:

In a time of market volatility and some investment uncertainty, fixed income and money market funds have been a place of solace for many investors. Although the Federal Reserve continues to lower interest rates creating higher prices and yield reductions, the Cash Reserves Money Market Fund has performed well.

Looking toward the future, we plan to continue to manage the fund in accordance with its objective in order to meet investor expectations. The fund is sub-advised by AMR, whose wealth of experience reaches the 15-year mark in 2001.

Thank you for entrusting us with your assets and supporting The Orbitex Group of Funds. We anticipate serving your investment needs for many years to come.

Sincerely,


Richard E. Stierwalt
President - Orbitex Group of Funds












An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



Distributed by Orbitex Funds Distributor, Inc.  09/01



                           ORBITEX CASH RESERVES FUND
                       Statement of Assets and Liabilities
                            June 30, 2001 (Unaudited)


ASSETS:
     Investments in AMR Investment Services Money
       Market Portfolio, at cost/value .....................................   $38,130,934
     Cash ..................................................................         3,006
     Receivable due from adviser (Note 3) ..................................        36,803
     Prepaid expenses and other assets .....................................         9,322
                                                                               -----------
Total Assets ...............................................................    38,180,065
                                                                               -----------

LIABILITIES:
     Payable for trustees' fees (Note 3) ...................................         1,071
     Dividends payable .....................................................       139,820
     Accrued expenses and other liabilities.................................        12,426
                                                                               -----------
Total Liabilities ..........................................................       153,317
                                                                               -----------
NET ASSETS .................................................................   $38,026,748
                                                                               ===========

COMPOSITION OF NET ASSETS:
     Paid in capital .......................................................   $38,026,748
                                                                               -----------
NET ASSETS .................................................................   $38,026,748
                                                                               ===========

INSTITUTIONAL SHARES
     (no par value per share) ..............................................    37,752,089
                                                                               ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ............................................................   $      1.00
                                                                               ===========

INVESTOR SHARES
     (no par value per share) ..............................................       274,659
                                                                               ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ............................................................   $      1.00
                                                                               ===========







-------------------------------------------------------------------------------
See Notes to Financial Statements.


                           ORBITEX CASH RESERVES FUND
                             Statement of Operations
               For the Six Months Ended June 30, 2001 (Unaudited)



INVESTMENT INCOME ALLOCATED FROM AMR
INVESTMENT SERVICES MONEY MARKET PORTFOLIO
     Interesteincome .................................................. $ 996,590
     Net expense (Note 3) .............................................   (19,873)
                                                                        ---------

Net Investment Income Allocated From AMR
     Investment Services Money Market Portfolio .......................   976,717
                                                                        ---------

EXPENSES:
     Transfer agent fee (Institutional Shares) (Note 3)................    23,992
     Transfer agent fee (Investor Shares) (Note 3) ....................       908
     Fund accounting fee (Note 3) .....................................    19,333
     Registration fees ................................................     6,891
     Legal fee ........................................................     5,882
     Administration fee (Note 3) ......................................     3,833
     Custodian fee ....................................................     3,576
     Trustees' fees (Note 3) ..........................................     2,567
     Printing expense .................................................     1,615
     Distribution fee (Investor Shares) ...............................     1,162
     Audit fee ........................................................        44
     Other expenses ...................................................     1,167
                                                                        ---------

Total Expenses ........................................................    70,970
     Expenses reimbursed and fees waived (Note 3) .....................   (44,273)
                                                                        ---------
Net Expenses ..........................................................    26,697
                                                                        ---------

NET INVESTMENT INCOME, REPRESENTING NET INCREASE
     IN NET ASSETS RESULTING FROM OPERATIONS .......................... $ 950,020
                                                                        ---------








-------------------------------------------------------------------------------
See Notes to Financial Statements.


                           ORBITEX CASH RESERVES FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX
                                                                            MONTHS ENDED           FOR THE
                                                                            JUNE 30, 2001       PERIOD ENDED
                                                                            (UNAUDITED)       DECEMBER 31, 2001 (1)
                                                                       --------------------  ----------------------
         OPERATIONS:
              Net investment income ......................................   $    950,020      $    316,746
                                                                             ------------      ------------
                 Increase in Net Assets From Operations ..................        950,020           316,746
                                                                             ------------      ------------

         DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
              Institutional Shares .......................................       (929,405)         (313,823)
              Investor Shares ............................................        (20,615)           (2,923)
                                                                             ------------      ------------
                 Decrease in Net Assets From Distributions to Shareholders       (950,020)         (316,746)
                                                                             ------------      ------------

         CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL SHARES:
              (at $1.00 per share)
              Sales of Shares ............................................     10,376,139        27,998,573
              Reinvestment of distributions ..............................        799,351           313,823
              Redemption of Shares .......................................       (107,095)       (1,628,702)
                                                                             ------------      ------------
                 Increase in Net Assets From Capital Share Transactions ..     11,068,395        26,683,694
                                                                             ------------      ------------

         CAPITAL SHARE TRANSACTIONS - INVESTOR SHARES:
              (at $1.00 per share)
              Sales of Shares ............................................     13,358,748         1,133,014
              Reinvestment of distributions ..............................         10,699             2,923
              Redemption of Shares .......................................    (14,196,596)          (34,129)
                                                                             ------------      ------------
                 Increase (Decrease) in Net Assets From
                      Capital Share Transactions .........................       (827,149)        1,101,808
                                                                             ------------      ------------

              Net Increase in Net Assets .................................     10,241,246        27,785,502
                                                                             ------------      ------------

         Net Assets, Beginning of Period .................................     27,785,502                 0
                                                                             ------------      ------------
         NET ASSETS, END OF PERIOD .......................................   $ 38,026,748      $ 27,785,502
                                                                             ============      ============


(1) For the period from June 7, 2000 (commencement of operations) to December 31, 2000.

--------------------------------------------------------------------------------


ORBITEX CASH RESERVES FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                     INSTITUTIONAL SHARES                INVESTOR SHARES
                                                              -------------------------------     ---------------------------------
                                                                FOR THE SIX      FOR THE            FOR THE SIX        FOR THE
                                                               MONTHS ENDED    PERIOD ENDED        MONTHS ENDED       PERIOD ENDED
                                                               JUNE 30, 2001    DECEMBER 31,       JUNE 30, 2001      DECEMBER 31,
                                                               (UNAUDITED)       2000(1)           (UNAUDITED)           2000(2)
                                                              -------------------------------     --------------   ----------------

Net Asset Value, Beginning of Period .......................   $    1.0000    $  1.0000           $   1.0000        $     1.0000
Investment Operations
    Net investment income ..................................        0.0254       0.0370                0.0236              0.0282
Distributions From
    Net investment income ..................................       (0.0254      (0.0370               (0.0236             (0.0282)
                                                               -----------     --------             ---------         -----------
Net Asset Value, End of Period .............................   $    1.0000    $  1.0000           $    1.0000       $      1.0000
                                                               ===========     ========             =========         ===========

Total Return (3) ...........................................        5.11%         6.59%                 4.75%               6.22%

Ratio/Supplementary Data
Net Assets, at End of Period (000's omitted) ...............   $   37,752     $ 26,684            $      275        $      1,102

Ratio of Expenses to Average Net Assets:
    Expenses including reimbursement/waiver (3)(4) .........        0.24%        0.24%                 0.60%               0.60%
    Expenses excluding reimbursement/waiver (3)(4) .........        0.47%        2.08%                 0.83%               2.68%
    Net investment income including reimbursement/waiver (3)        5.05%        6.50%                 4.43%               6.16%


-------------------------------------------------------------------------
(1) For the period June 7, 2000 (commencement of operations) to December 31,
    2000.
(2) For the period July 18, 2000 (commencement of class) to December 31, 2000.
(3) Annualized.
(4) Includes the Fund's share of the Portfolio's allocated expenses.





-------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited)
------------------------------------------------------------------------------



NOTE 1.  ORGANIZATION

The Orbitex Cash Reserves Fund (the "Fund") is a series of the Orbitex Group of Funds (the "Trust"), a Trust organized in the State of Delaware in December 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Currently, the Fund consists of four classes of shares, two of which are active: Institutional Shares and Investor Shares. The Trust Instrument of the Trust authorizes the Fund to issue an unlimited number of shares of beneficial interest without par value.

The Fund currently seeks to achieve its investment objectives by investing all of its investable assets in AMR Investment Services Money Market Portfolio (the "Portfolio"), a registered open-end management investment company with substantially the same investment objectives and policies as the Fund. The Portfolio is managed by AMR Investment Services Trust ("AMR") a wholly owned subsidiary of AMR Corporation. The Fund may withdraw its investments from the Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investments in the Portfolio as partnership investments, commonly referred to as a master-feeder arrangement.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2001, the percentage of the Portfolio owned by the Fund was less than 1%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal periods. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. Valuation of securities held in the Portfolio, are discussed in the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses. The expenses of the Fund that are directly identifiable to a specific class are charged to that class. Expenses that are not readily identifiable to a specific class are allocated relative to net assets of the classes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (Unaudited) (Continued)

--------------------------------------------------------------------------------

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS

ADVISORY FEES

The Fund has entered into an investment advisory agreement with Orbitex Management, Inc. (the "Adviser"). As long as the Fund invests all of its investable assets in the Portfolio, investment decisions will be made by AMR. For its services, the Portfolio pays AMR a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the average daily net assets. In the event the Fund was to withdraw its investments from the Portfolio, the Adviser would act as investment adviser to the Fund and the Adviser would be entitled to a fee based on the Fund's average daily net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total operating expenses to 0.24% and 0.60% of the average daily net assets of Institutional Shares and Investor Shares, respectively

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT FEES

American Data Services, Inc. ("ADS"), an affiliate of the Adviser, serves as the administrator of the Fund. For providing administration services to the Fund, ADS receives a fee accrued daily and paid monthly, at the annualized rate 0.02% of the Fund's average daily net assets.

ADS also acts as the fund accounting agent and transfer agent of the Fund. For providing fund accounting services, the Fund pays ADS a fixed monthly fee for average net assets less than $20 million plus out-of-pocket expenses. For providing transfer agent services, the Fund pays ADS a minimum monthly or per account fee plus certain transaction fees.

Expenses waived by the ADS for the period ended June 30, 2001 amounted to $44,273.

On December 18, 2000, Circle Trust Company ("CTC"), an affiliate of the Adviser, became the Fund's custodian.

TRUSTEES FEES
The Fund pays no compensation to their Trustees who are employees of the Adviser. Trustees who are not Adviser employees receive a fee of $2,500 for each regular meeting of the Board that the Trustee attends. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.



AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)
-----------------------------------------------------------------------------

                                                                                             PAR
                                                                                            AMOUNT     VALUE
                                                                                          ---------- ------------
                                                                                          (DOLLARS IN THOUSANDS)

TIME DEPOSITS - 13.49%
Keybank, NA, 4.00%, Due 7/2/2001 .......................................................  $  300,000   $300,000
Rabobank Nederland, 4.19%, Due 7/2/2001 ................................................     270,000    270,000
Societe Generale , 4.19%, Due 7/2/2001 .................................................     450,000    450,000
Toronto Dominion Bank, 4.19%, Due 7/2/2001 .............................................     450,000    450,000
                                                                                                      ---------
       TOTAL TIME DEPOSITS ............................................................               1,470,000
                                                                                                      ---------

FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 4.13%
Deutsche Bank , 4.48%, Due 5/3/2002......................................................    250,000    250,000
Svenska Handelsbanken, 4.50%, Due 3/22/2002 .............................................    200,000    200,000
                                                                                                      ---------
       TOTAL FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES .........................                450,000
                                                                                                      ---------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 17.48%
Banco Popular De Puerto Rico, (Note C)
  4.13%, Due 3/1/2002 ..................................................................     100,000    100,000
  4.19%, Due 5/14/2002 .................................................................     250,000    250,000
Bank of America, NA,
  4.78%, Due 7/12/2001 .................................................................      50,000     50,001
  4.90%, Due 7/19/2001 .................................................................      25,000     25,002
  4.18%, Due 2/19/2002 .................................................................      70,000     70,060
Bank One, NA,
  3.97%, Due 9/7/2001 ..................................................................      47,000     47,003
  4.46%, Due 10/29/2001 ................................................................      15,000     15,006
  4.21%, Due 11/9/2001 .................................................................     160,000    159,990
Branch Banking & Trust Company,
  4.05%, Due 8/17/2001 .................................................................      72,000     71,998
  3.70%, Due 9/24/2001 .................................................................      45,000     44,999
  4.17%, Due 5/15/2002 .................................................................      50,000     50,063
  3.87%, Due 6/24/2002 .................................................................      32,500     32,556
First Union National Bank,
  4.77%, Due 10/19/2001 ................................................................      15,000     15,000
  4.08%, Due 5/10/2002 .................................................................     100,000    100,000
  4.03%, Due 5/14/2002 .................................................................     150,000    150,000
  4.19%, Due 5/15/2002 .................................................................     100,000    100,110
Fleet National Bank,
  4.36%, Due 7/31/2001 .................................................................      20,000     20,001
  3.99%, Due 9/7/2001 ..................................................................      35,000     35,005
  3.89%, Due 9/27/2001 .................................................................     100,000    100,047
  3.81%, Due 9/28/2001 .................................................................      10,000     10,008
  4.56%, Due 1/22/2002 .................................................................       5,000      5,007
  4.03%, Due 3/6/2002 ..................................................................      22,000     22,025
  4.06%, Due 3/12/2002 .................................................................      10,000     10,013
  4.04%, Due 6/17/2002 .................................................................      20,000     20,036
Keybank, NA,
  4.90%, Due 7/16/2001 .................................................................      40,000     40,003
  4.71%, Due 10/26/2001 ................................................................       9,000      9,011



                             See accompanying notes



AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)
-----------------------------------------------------------------------------

                                                                                             PAR
                                                                                            AMOUNT     VALUE
                                                                                          ---------- ------------
                                                                                          (DOLLARS IN THOUSANDS)


National City Bank,
  4.30%, Due 8/1/2001 ..................................................................  $   25,000  $  25,000
  4.10%, Due 2/22/2002 .................................................................      95,000     95,087
  4.00%, Due 3/1/2002 ..................................................................      15,000     15,010
US Bank, NA, 4.00%, Due 9/17/2001.......................................................      92,500     92,530
Wells Fargo & Company, 4.46%, Due 4/26/2002.............................................     122,975    123,121
                                                                                                      ---------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES........................             1,903,692
                                                                                                      ---------

PROMISSORY NOTES - 3.21%
Goldman Sachs Group, LP, 4.27%, Due 12/27/2001 (Note A)..................................    350,000    350,000
                                                                                                      ---------
       TOTAL PROMISSORY NOTES............................................................               350,000
                                                                                                      ---------

VARIABLE RATE FUNDING AGREEMENTS - 8.95%
General Electric Capital Assurance Company, 5.60%, Due 2/1/2002 (Note B).................   200,000     200,000
Jackson National Life Insurance Company, 4.05%, Due 8/31/2001 (Note A)...................   100,000     100,000
Metropolitan Life Insurance Company, 3.82%, Due 7/19/2002 (Note B).......................   200,000     200,000
Security Life of Denver, (Note B)
  3.84%, Due 3/29/2002...................................................................   200,000     200,000
  4.16%, Due 5/14/2002...................................................................   100,000     100,000
Travelers Insurance Company, 4.83%, Due 8/10/2001 (Note B)...............................   175,000     175,000
                                                                                                      ---------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS............................................               975,000
                                                                                                      ---------

ASSET-BACKED COMMERCIAL PAPER, 144A (NOTE D) - 14.14%
Giro Funding Corporation, 4.22%, Due 8/10/2001...........................................    36,841      36,668
Kittyhawk Funding, 4.51%, Due 9/17/2001..................................................    35,004      34,662
Moat Funding, LLC,
  4.17%, Due 8/2/2001....................................................................    50,000      49,815
  4.17%, Due 8/3/2001....................................................................    25,000      24,904
  4.21%, Due 8/3/2001....................................................................    31,500      31,378
  4.11%, Due 10/10/2001..................................................................    36,000      35,585
  4.10%, Due 10/18/2001..................................................................    41,000      40,491
  3.80%, Due 12/3/2001...................................................................   100,000      98,364
  3.79%, Due 12/4/2001...................................................................    50,000      49,179
Moriarty, Ltd.,
  3.56%, Due 11/19/2001..................................................................    31,200      30,765
  3.56%, Due 11/21/2001..................................................................   200,000     197,172
Scaldis Capital, LLC,
  5.30%, Due 7/6/2001....................................................................    25,521      25,502
  5.30%, Due 7/10/2001...................................................................    17,459      17,436
  5.20%, Due 7/11/2001...................................................................    75,000      74,892
  4.16%, Due 8/6/2001....................................................................    50,000      49,792
  4.22%, Due 8/10/2001...................................................................    31,581      31,433
  4.55%, Due 8/15/2001...................................................................    39,710      39,484
  4.55%, Due 8/24/2001...................................................................    13,798      13,704
  4.55%, Due 8/31/2001...................................................................    18,599      18,456
  4.23%, Due 9/17/2001...................................................................    24,418      24,194
  3.90%, Due 11/2/2001...................................................................     3,788       3,737
  3.90%, Due 11/20/2001..................................................................    11,000      10,831
  3.86%, Due 11/27/2001..................................................................    43,349      42,656



                             See accompanying notes



AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)
-----------------------------------------------------------------------------

                                                                                             PAR
                                                                                            AMOUNT     VALUE
                                                                                          ---------- ------------
                                                                                          (DOLLARS IN THOUSANDS)



Stellar Funding Group, Incorporated,
  4.77%, Due 7/10/2001...................................................................   $ 6,138     $ 6,131
  4.77%, Due 7/11/2001...................................................................     4,291       4,285
  4.67%, Due 8/28/2001...................................................................     2,180       2,164
  4.67%, Due 8/31/2001...................................................................     2,396       2,377
  3.86%, Due 11/30/2001..................................................................   198,553     195,317
Trident Capital Financial, Incorporated,
  3.83%, Due 8/13/2001...................................................................   200,000     199,084
  3.83%, Due 8/16/2001...................................................................   127,300     126,676
Tulip Funding Corporation, 4.07%, Due 1/18/2002..........................................    23,884      23,341
                                                                                                      ---------
       TOTAL ASSET-BACKED COMMERCIAL PAPER...............................................             1,540,475
                                                                                                      ---------

COMMERCIAL PAPER  - 5.19%
Credit Suisse First Boston, 144A (Note D)
  5.27%, Due 7/11/2001..................................................................    100,000      99,854
  4.16%, Due 10/19/2001.................................................................    200,000     197,456
  3.92%, Due 11/26/2001.................................................................    140,000     137,743
Danske Corporation, 5.25%, Due 7/16/2001................................................     50,000      49,891
UBS Financial, Incorporated, 5.71%, Due 7/3/2001........................................     80,000      79,974
                                                                                                      ---------
       TOTAL COMMERCIAL PAPER...........................................................                564,918
                                                                                                      ---------

VARIABLE RATE COMMERCIAL PAPER  - 0.66%
Unilever Capital Corporation, 3.97%, Due 9/7/2001, 144A (NoteD).........................     72,000      72,001
                                                                                                      ---------
       TOTAL VARIABLE RATE COMMERCIAL PAPER.............................................                 72,001
                                                                                                      ---------

VARIABLE RATE MEDIUM-TERM NOTES - 22.52% American Honda Finance Corporation,
144A, (Note D)
  4.06%, Due 5/14/2002..................................................................    100,000      99,993
  4.10%, Due 5/17/2002..................................................................    125,000     124,997
  3.93%, Due 6/10/2002..................................................................     50,000      49,995
  3.92%, Due 6/12/2002..................................................................    100,000     100,000
Associates Corporation,
  3.71%, Due 10/1/2001, 144A (Note D)...................................................    100,000     100,000
  4.85%, Due 10/5/2001..................................................................     92,000      92,009
  4.16%, Due 2/22/2002..................................................................     86,000      86,074
Bank of America Corporation, 4.44%, Due 4/30/2002.......................................     45,000      45,072
Caterpillar Financial Services, 4.44%, Due 8/1/2001.....................................     20,000      20,002
Chase Manhattan Corporation,
  4.96%, Due 1/3/2002...................................................................     17,000      17,011
  4.14%, Due 2/22/2002..................................................................     30,000      30,027
Credit Suisse First Boston, 4.73%, Due 10/15/2001, 144A (Note D)........................     97,000      97,000
Firstar Corporation, 4.59%, Due 8/3/2001................................................     47,000      47,012
General Motors Acceptance Corporation, (Note B)
  4.13%, Due 2/11/2002..................................................................     50,000      50,000
  4.16%, Due 2/11/2002..................................................................    160,000     160,006
Goldman Sachs Group, LP, 144A, (Note D)
  4.94%, Due 1/14/2002..................................................................     15,000      15,015




                             See accompanying notes


AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)
-----------------------------------------------------------------------------

                                                                                             PAR
                                                                                            AMOUNT     VALUE
                                                                                          ---------- ------------
                                                                                          (DOLLARS IN THOUSANDS)



  4.93%, Due 1/14/2002..................................................................   $ 23,000    $ 23,021
  4.59%, Due 1/23/2002..................................................................     10,000      10,011
Merrill Lynch & Company, Incorporated,
  4.41%, Due 7/31/2001..................................................................     26,000      26,002
  4.39%, Due 11/1/2001..................................................................     97,470      97,519
  4.82%, Due 1/7/2002...................................................................     70,000      69,996
  4.77%, Due 2/4/2002...................................................................    125,000     124,993
  4.57%, Due 7/24/2002..................................................................     15,000      15,034
Morgan Stanley Dean Witter Company,
  4.21%, Due 9/4/2001...................................................................     10,000      10,004
  4.06%, Due 12/17/2001.................................................................     58,000      58,061
  4.47%, Due 1/28/2002..................................................................    176,300     176,498
Norwest Corporation, 4.09%, Due 11/21/2001..............................................     30,000      30,006
Salomon Smith Barney Holdings,
  4.87%, Due 10/9/2001..................................................................     36,000      36,010
  4.57%, Due 1/24/2002..................................................................     30,000      30,026
Unilever Capital Corporation, 4.80%, Due 7/5/2001.......................................     75,000      75,000
Vodafone Airtouch, PLC, 3.96%, Due 12/19/2001...........................................    353,265     353,495
Wells Fargo & Company, 4.09%, Due 9/15/2001.............................................    182,950     183,036

       TOTAL VARIABLE RATE MEDIUM-TERM NOTES............................................              2,452,925
                                                                                                      ---------


OTHER SHORT-TERM INVESTMENTS - 9.88%                                                      SHARES
                                                                                       -----------
Short-Term Investments Co. Liquid Asset Portfolio.......................................105,214,491     105,215
Citifunds Institutional Liquid Reserve..................................................201,000,000     201,000
Deutsche Cash Reserve Fund..............................................................275,000,000     275,000
Dreyfus Cash Management Plus............................................................495,000,000     495,000
                                                                                                     ----------
       TOTAL OTHER SHORT-TERM INVESTMENTS...............................................              1,076,215
                                                                                                     ----------

TOTAL INVESTMENTS - 99.65% (COST $10,855,226)...........................................             10,855,226
                                                                                                     ----------
OTHER ASSETS, NET OF LIABILITIES - 0.35%................................................                 38,644
                                                                                                     ----------
TOTAL NET ASSETS - 100%.................................................................             10,893,870
                                                                                                     ==========

Based on the cost of investments of $10,855,226 for federal income tax purposes at June 30,2001, there was no unrealized appreciation or depreciation of investments.



(A) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.
(B) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(C) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,667,561 or 24.49% of net assets.

ABBREVIATIONS:
LLC - Limited Liability Company
LP  - Limited Partnership
NA  - National Association
PLC - Public Limited Corporation




                             See accompanying notes


AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
Statements of Assets and Liabilities
JUNE 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
IN THOUSANDS


 ASSETS:
      Investments in securities at value
        (cost - $10,855,226; $121,093;
        $99,082, respectively) ..........................$ 10,855,226
     Repurchase agreements (cost - $0, $0,
       $138,840, respectively) ..........................           -
     Cash................................................           -
     Receivable for investments sold.....................           -
     Dividends and interest receivable...................      39,515
     Deferred organization costs.........................           -
     Other assets........................................          20
                                                          -----------
             TOTAL assets................................  10,894,761
                                                          -----------

LIABILITIES:
     Payable for investments purchased...................           -
     Management and investment advisory
        fees payable (Note 2)............................         890
     Accrued organization costs..........................           1
     Other liabilities...................................           -
                                                         ------------
             TOTAL liabilities...........................         891
                                                         ------------
NET ASSETS APPLICABLE TO INVESTORS'
       BENEFICIAL interests..............................$ 10,893,870
                                                         ============





 AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
 STATEMENTS OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
 IN THOUSANDS


 INVESTMENT INCOME:
        Interest income................................       $ 218,101
                                                        ---------------
              TOTAL INVESTMENT INCOME..................         218,101
                                                        ----------------
 EXPENSES:
        Management and investment advisory
          fees (Note 2)................................           4,190
        Custodian fees.................................             136
        Professional fees..............................              35
        Organization costs.............................              -
        Other expenses.................................              85
                                                        ----------------
              TOTAL EXPENSES...........................           4,446
                                                        ----------------
             Less fees waived (Note 2).................               -
                                                        ----------------
               NET EXPENSES............................           4,446
                                                        ----------------
 NET INVESTMENT INCOME.................................         213,655
                                                        ----------------
 REALIZED GAIN ON INVESTMENTS:
        Net realized gain on investments...............             387
                                                        ----------------
               NET GAIN ON INVESTMENTS.................             387
                                                        ----------------
 NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................      $ 214,042
                                                        ================





 AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------
 IN THOUSANDS
                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                     JUNE 30, 2001      DECEMBER 31,
                                                                      (UNAUDITED)         2000
                                                                    ----------------  ---------------

Increase (Decrease) in Net Assets:
OPERATIONS:
    Net investment income.......................................... $     213,655    $   278,877
    Net realized gain on investments ..............................           387            144
                                                                      -----------    -----------
              TOTAL INCREASE IN NET ASSETS
                  resulting from operations .......................       214,042        279,021
                                                                      -----------    -----------
Transactions in Investors' Beneficial Interests:
    Contributions .................................................    35,438,004     35,867,580
    Withdrawals........................................(29,748,021)   (34,808,427)
                                                                      -----------    -----------
              NET INCREASE (DECREASE) IN NET ASSETS RESULTING
                 from transactions in investors'
                 beneficial interests..............................     5,689,983      1,059,153
                                                                      -----------    -----------
Net increase (decrease) in net assets .............................     5,904,025      1,338,174
                                                                      -----------    -----------
Net Assets:
    Beginning of period ...........................................     4,989,845      3,651,671
                                                                      -----------    -----------
    END OF PERIOD.................................................. $  10,893,870    $ 4,989,845
                                                                      ===========    ===========




--------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------------------------


 RATIOS:
     Expenses to average net assets
       (annualized) ...............................................       0.11%            0.11%
     Net investment income to average net
        assets (annualized) .......................................       5.10%            6.40%


------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, (the "Portfolio"). The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION
Securities of the Portfolio are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

FEDERAL INCOME AND EXCISE TAXES
The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.



REPURCHASE AGREEMENTS
Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase aggrement.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

NOTE 2-TRANSACTIONS WITH AFFILIATES
MANAGEMENT AGREEMENT
The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to the Portfolio. Pursuant to the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio.

OTHER
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended December 31, 2000, the cost of air transportation for the trustees was not material to the Portfolio. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended.



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